Debt - Summary of Short- and Long-Term Debt (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 507,043,629	$ 510,589,480
Less: Short-term debt and current portion of long-term debt	152,921,592	102,024,414
Long-term debt	354,122,037	408,565,066
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	12,653,000	71,560,000
Less: Short-term debt and current portion of long-term debt	67,581,542	65,325,561
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	76,953,819	71,560,463
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 150,624,187	$ 164,945,155
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.625% maturing 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.625%	3.625%
Borrowings maturity	2029	2029
Total Debt	$ 17,728,700	$ 19,414,300
U.S. dollars [member] | Fixed-rate Senior notes interest rate 2.875% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.875%	2.875%
Borrowings maturity	2030	2030
Total Debt	$ 17,728,700	$ 19,414,300
U.S. dollars [member] | Fixed rate senior notes interest rate 4.700% maturing 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.70%	4.70%
Borrowings maturity	2032	2032
Total Debt	$ 13,296,525	$ 14,560,725
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%
Borrowings maturity	2035	2035
Total Debt	$ 17,397,705	$ 19,051,835
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%
Borrowings maturity	2037	2037
Total Debt	$ 6,545,879	$ 7,168,245
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%
Borrowings maturity	2040	2040
Total Debt	$ 35,377,798	$ 38,741,430
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%
Borrowings maturity	2042	2042
Total Debt	$ 20,388,005	$ 22,326,445
U.S. dollars [member] | Fixed-rate Senior notes interest rate 4.375% maturing 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%
Borrowings maturity	2049	2049
Total Debt	$ 22,160,875	$ 24,267,875
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.05%
Borrowings maturity		2023
Total Debt		$ 491,750
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 83,377,777	$ 53,554,397
Mexican pesos [member] | Domestic senior notes interest rate 0.020% maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.02%
Interbank certificate of deposit interest rate basis	TIIE + 0.020%
Borrowings maturity	2024
Total Debt	$ 1,356,693
Mexican pesos [member] | Domestic senior notes interest rate 0.050% maturing 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.05%	0.05%
Interbank certificate of deposit interest rate basis	TIIE + 0.050%	TIIE + 0.050%
Borrowings maturity	2024	2024
Total Debt	$ 1,920,231	$ 1,920,231
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.125%	7.125%
Borrowings maturity	2024	2024
Total Debt	$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%
Borrowings maturity	2025	2025
Total Debt	$ 5,851,519	$ 5,683,928
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.300% Maturing 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%	0.30%
Interbank certificate of deposit interest rate basis	TIIE + 0.300%	TIIE + 0.300%
Borrowings maturity	2025	2025
Total Debt	$ 335,731	$ 335,731
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.300% Maturing 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%
Interbank certificate of deposit interest rate basis	TIIE + 0.300%
Borrowings maturity	2025
Total Debt	$ 73,688
Mexican pesos [member] | Domestic senior notes interest rate 9.350% maturing 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.35%
Borrowings maturity	2028
Total Debt	$ 11,016,086
Mexican pesos [member] | Domestic Senior Notes Interest Rate 9.500% Maturing 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.50%	9.52%
Borrowings maturity	2031	2032
Total Debt	$ 17,000,000	$ 14,679,166
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.46%	8.46%
Borrowings maturity	2036	2036
Total Debt	$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.36%	8.36%
Borrowings maturity	2037	2037
Total Debt	$ 4,964,352	$ 4,964,352
Mexican pesos [member] | Domestic Senior Notes Interest Rate 4.840% Maturing 2037 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.84%	4.84%
Borrowings maturity	2037	2037
Total Debt	$ 7,308,611	$ 7,099,289
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2023
Total Debt	$ 56,280,000	$ 43,580,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 9.520% Maturing 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.52%
Borrowings maturity	2032
Total Debt	$ 14,679,166
Mexican pesos [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%	0.28%
Borrowings maturity	2023
Mexican pesos [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.78%	0.58%
Borrowings maturity	2024
Euros [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 114,882,469	$ 129,358,533
Euros [member] | Commercial Paper Four Interest Rate 3.830%% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.83%
Borrowings maturity	2023
Total Debt	$ 937,228
Euros [member] | Commercial Paper Four Interest Rate 3.830%% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.83%
Borrowings maturity	2023
Total Debt	$ 749,782
Euros [member] | Commercial Paper Four Interest Rate 3.820% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.82%
Borrowings maturity	2023
Total Debt	$ 937,228
Euros [member] | Commercial Paper Four Interest Rate 3.830%% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.83%
Borrowings maturity	2023
Total Debt	$ 468,614
Euros [member] | Commercial Paper Four Interest Rate 3.830%% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.83%
Borrowings maturity	2023
Total Debt	$ 468,614
Euros [member] | Commercial Paper Four Interest Rate 3.850%% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.85%
Borrowings maturity	2023
Total Debt	$ 880,994
Euros [member] | Commercial Paper Four Interest Rate 3.840% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.84%
Borrowings maturity	2023
Total Debt	$ 468,614
Euros [member] | Commercial Paper Four Interest Rate 3.850% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.85%
Borrowings maturity	2023
Total Debt	$ 468,614
Euros [member] | Commercial Paper Four Interest Rate 3.870%% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.87%
Borrowings maturity	2023
Total Debt	$ 656,059
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.50%
Borrowings maturity		2023
Total Debt		$ 6,234,902
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.259%
Borrowings maturity		2023
Total Debt		$ 15,587,256
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%
Borrowings maturity	2024	2024
Total Debt	$ 15,932,871	$ 17,665,557
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%
Borrowings maturity	2026	2026
Total Debt	$ 14,058,416	$ 15,587,256
Euros [member] | Fixed rate senior notes interest rate 0.750% maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%	0.75%
Borrowings maturity	2027	2027
Total Debt	$ 14,167,790	$ 15,708,525
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%	2.125%
Borrowings maturity	2028	2028
Total Debt	$ 11,179,440	$ 12,395,194
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis	Euribor 1M + 1.3% / 4.150% - 5.195%
Total Debt	$ 12,652,574	$ 17,052,458
Euros [member] | Lines of credit [member] | Euribor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment	1.30%
Euros [member] | Exchangable Bonds Interest Rate 0.000% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%
Borrowings maturity	2024	2024
Total Debt	$ 37,856,502	$ 43,581,968
Euros [member] | Commercial Paper Four Interest Rate 2.010% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.01%
Borrowings maturity		2023
Total Debt		$ 1,039,150
Euros [member] | Commercial Paper Four Interest Rate 2.270% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.27%
Borrowings maturity		2023
Total Debt		$ 519,575
Euros [member] | Commercial Paper Four Interest Rate 2.150% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.15%
Borrowings maturity		2023
Total Debt		$ 519,575
Euros [member] | Commercial Paper Four Interest Rate 3.870% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.87%
Borrowings maturity	2023
Total Debt	$ 937,228
Euros [member] | Commercial Paper Four Interest Rate 3.960% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.96%
Borrowings maturity	2023
Total Debt	$ 281,168
Euros [member] | Commercial Paper Four Interest Rate 3.950% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.95%
Borrowings maturity	2023
Total Debt	$ 937,228
Euros [member] | Commercial Paper Four Interest Rate 3.970% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.97%
Borrowings maturity	2023
Total Debt	$ 656,059
Euros [member] | Commercial Paper Four Interest Rate 4.030% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.03%
Borrowings maturity	2023
Total Debt	$ 937,228
Euros [member] | Commercial Paper Four Interest Rate 4.030% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.03%
Borrowings maturity	2023
Total Debt	$ 468,614
Euros [member] | Commercial Paper Four Interest Rate 4.140% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.14%
Borrowings maturity	2023
Total Debt	$ 187,446
Euros [member] | Commercial Paper Four Interest Rate 3.950% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.95%
Borrowings maturity	2023
Total Debt	$ 937,228
Euros [member] | Commercial Paper Four Interest Rate 3.950% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.95%
Borrowings maturity	2023
Total Debt	$ 656,059
Euros [member] | Commercial Paper Four Interest Rate 2.020% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.02%
Borrowings maturity		2023
Total Debt		$ 519,575
Euros [member] | Commercial Paper Four Interest Rate 4.110% Maturing 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.11%
Borrowings maturity	2024
Total Debt	$ 281,168
Euros [member] | Fixed rate senior notes interest rate 5.250% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.25%
Borrowings maturity	2028
Total Debt	$ 9,372,277
Euros [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.15%	2.083%
Borrowings maturity	2023	2023
Euros [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.195%	2.65%
Borrowings maturity	2028	2024
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 47,579,931	$ 51,608,257
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%
Borrowings maturity	2026	2026
Total Debt	$ 10,813,621	$ 11,729,149
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%	5.75%
Borrowings maturity	2030	2030
Total Debt	$ 14,057,707	$ 15,247,894
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.948%	4.948%
Borrowings maturity	2033	2033
Total Debt	$ 6,488,172	$ 7,037,490
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%
Borrowings maturity	2041	2041
Total Debt	$ 16,220,431	$ 17,593,724
Brazilian reais [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 28,499,887	$ 33,673,729
Brazilian reais [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		13.32%
Borrowings maturity		2023
Total Debt		$ 6,105,177
Brazilian reais [member] | Debenture CDI + 1.350% Maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.35%
Interbank certificate of deposit interest rate basis	CDI + 1.350%
Borrowings maturity	2026
Total Debt	$ 5,310,538
Brazilian reais [member] | Promissory Note CDI + 1.000% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%
Interbank certificate of deposit interest rate basis	CDI + 1.000%	CDI + 1.000%
Borrowings maturity	2023	2023
Total Debt	$ 2,832,287	$ 2,976,683
Brazilian reais [member] | Debenture CDI + 1.400% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.40%	1.40%
Interbank certificate of deposit interest rate basis	CDI + 1.400%	CDI + 1.400%
Borrowings maturity	2024	2024
Total Debt	$ 15,046,524	$ 15,813,630
Brazilian reais [member] | Debenture CDI + 1.370% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.37%	1.37%
Interbank certificate of deposit interest rate basis	CDI + 1.370%	CDI + 1.370%
Borrowings maturity	2025	2025
Total Debt	$ 5,310,538	$ 5,581,281
Brazilian reais [member] | Debenture CDI + 1.350% Maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.35%
Interbank certificate of deposit interest rate basis		CDI + 1.350%
Borrowings maturity		2023
Total Debt		$ 9,302,135
Japanese yen [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 1,542,968	$ 1,924,847
Japanese yen [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%
Borrowings maturity	2039	2039
Total Debt	$ 1,542,968	$ 1,924,847
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	$ 3,582,591	$ 3,964,099
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.00%
Borrowings maturity		2035
Total Debt		$ 3,964,099
Chilean pesos [member] | Fixed rate senior notes interest rate 4.000% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Borrowings maturity	2035
Total Debt	$ 3,582,591
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total Debt	5,125,559	5,888,946
Less: Short-term debt and current portion of long-term debt	152,921,592	102,024,414
Long-term debt	$ 354,122,037	$ 408,565,066
Other currencies [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		11.00%
Borrowings maturity		2023
Total Debt		$ 23,543
Peruvian Soles [Member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%
Borrowings maturity	2024	2023
Total Debt	$ 8,021,245	$ 4,142,056
Peruvian Soles [Member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.94%
Peruvian Soles [Member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.01%
Colombia, Pesos | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.25%
Interbank certificate of deposit interest rate basis		IBR + 2.25
Borrowings maturity		2023
Total Debt		$ 165,479